Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Financial Information [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2021	2020
Accrued payroll and employee benefits	$4,021	$107
Accrued purchase consideration from business combinations	7,500	500
City Semi deferred compensation	833	—
Accrued interest	—	785
Other(1)	6,289	1,130
Accrued expenses and other current liabilities	$18,643	$2,522

(1)      Amount represents accruals for various operating expenses such as professional fees, open purchase orders, royalties and other estimates that are expected to be paid within the next 12 months.